Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted a policy with respect to the grant of stock options that sets forth guidelines regarding the timing of such awards. As part of the Company’s annual performance and compensation review process, equity awards to our employees, including our named executive officers, are approved around the end of January. The specific timing of the Company's year-end equity grants takes into account the Company’s current practice of issuing a press release annually in early January announcing the outlook for the year and announcing preliminary net product sales for the most recently completed fiscal year and quarter. For new hires, stock option grants are made on the 10th day of the calendar month following the calendar month of the start date.
Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Program, as further described under the heading, “Director Compensation Summary—Non-Employee Director Compensation for 2025” below. Option grants are made on regular, predetermined grant dates pursuant to the Company’s policy regarding the timing of equity grants and Non-Employee Director Compensation Program regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. During fiscal 2025, there were no equity awards to any named executive officers within four business days preceding or one business day after the filing of any report on Forms 10-K, 10-Q, or 8-K that disclosed material nonpublic information.

Award Timing Method
We have adopted a policy with respect to the grant of stock options that sets forth guidelines regarding the timing of such awards. As part of the Company’s annual performance and compensation review process, equity awards to our employees, including our named executive officers, are approved around the end of January. The specific timing of the Company's year-end equity grants takes into account the Company’s current practice of issuing a press release annually in early January announcing the outlook for the year and announcing preliminary net product sales for the most recently completed fiscal year and quarter. For new hires, stock option grants are made on the 10th day of the calendar month following the calendar month of the start date.
Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Program, as further described under the heading, “Director Compensation Summary—Non-Employee Director Compensation for 2025” below. Option grants are made on regular, predetermined grant dates pursuant to the Company’s policy regarding the timing of equity grants and Non-Employee Director Compensation Program regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Option grants are made on regular, predetermined grant dates pursuant to the Company’s policy regarding the timing of equity grants and Non-Employee Director Compensation Program regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. During fiscal 2025, there were no equity awards to any named executive officers within four business days preceding or one business day after the filing of any report on Forms 10-K, 10-Q, or 8-K that disclosed material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false